12.31 Fidelity New Markets Income Fund AMCIZ PRO-02 | Fidelity New Markets Income Fund
Fund Summary Fund/Class:<br/>Fidelity® New Markets Income Fund/Fidelity Advisor® New Markets Income Fund A, M, C, I, Z
Investment Objective
The fund seeks high current income. As a secondary objective, the fund seeks capital appreciation.
As a secondary objective, the fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-02 - Fidelity New Markets Income Fund	Fidelity Advisor New Markets Income Fund: Class A		Fidelity Advisor New Markets Income Fund: Class M		Fidelity Advisor New Markets Income Fund: Class C		Fidelity Advisor New Markets Income Fund: Class I	Fidelity Advisor New Markets Income Fund: Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-02 - Fidelity New Markets Income Fund		Fidelity Advisor New Markets Income Fund: Class A	Fidelity Advisor New Markets Income Fund: Class M	Fidelity Advisor New Markets Income Fund: Class C	Fidelity Advisor New Markets Income Fund: Class I		Fidelity Advisor New Markets Income Fund: Class Z
Management fee		0.66%	0.66%	0.66%	0.66%		0.66%
Distribution and/or Service (12b-1) fees		0.25%	0.25%	1.00%	none		none
Other expenses	[1]	0.24%	0.23%	0.20%	0.17%		0.08%
Total annual operating expenses		1.15%	1.14%	1.86%	0.83%	[2]	0.74%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-02 - Fidelity New Markets Income Fund - USD ($)	Fidelity Advisor New Markets Income Fund: Class A	Fidelity Advisor New Markets Income Fund: Class M	Fidelity Advisor New Markets Income Fund: Class C	Fidelity Advisor New Markets Income Fund: Class I	Fidelity Advisor New Markets Income Fund: Class Z
1 year	$ 513	$ 512	$ 289	$ 85	$ 76
3 years	751	748	585	265	237
5 years	1,008	1,003	1,006	460	411
10 years	$ 1,742	$ 1,731	$ 2,180	$ 1,025	$ 918

Hold Shares
Expense Example, No Redemption {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-02 - Fidelity New Markets Income Fund - USD ($)	Fidelity Advisor New Markets Income Fund: Class A	Fidelity Advisor New Markets Income Fund: Class M	Fidelity Advisor New Markets Income Fund: Class C	Fidelity Advisor New Markets Income Fund: Class I	Fidelity Advisor New Markets Income Fund: Class Z
1 Year	$ 513	$ 512	$ 189	$ 85	$ 76
3 Years	751	748	585	265	237
5 Years	1,008	1,003	1,006	460	411
10 Years	$ 1,742	$ 1,731	$ 2,180	$ 1,025	$ 918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
  Normally investing primarily in debt securities of issuers in emerging markets.
  Potentially investing in other types of securities, including equity securities of emerging market issuers, debt securities of non-emerging market foreign issuers, and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) of U.S. issuers.
  Allocating investments across different emerging market countries.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit, currency, and economic risks of the security and its issuer to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® New Markets Income Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information for Fidelity® New Markets Income Fund, a class of shares of the fund.

Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.75%	June 30, 2009
Lowest Quarter Return	-6.20%	June 30, 2013

Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018

* The returns shown above are for Fidelity® New Markets Income Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® New Markets Income Fund because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® New Markets Income Fund's returns to the extent that Class A, Class M, Class C, Class I, and Class Z have higher expenses.

Average Annual Total Returns{- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-02 - Fidelity New Markets Income Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity New Markets Income Fund | Return Before Taxes	(7.78%)	4.03%	9.01%
Fidelity New Markets Income Fund | After Taxes on Distributions	(9.50%)	1.57%	6.46%
Fidelity New Markets Income Fund | After Taxes on Distributions and Sales	(4.53%)	2.02%	6.17%
J.P. Morgan Emerging Markets Bond Index Global(reflects no deduction for fees, expenses, or taxes)	(4.61%)	4.18%	7.79%

12.31 Fidelity New Markets Income Fund AMCIZ PRO-02 | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund: Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
12.31 Fidelity New Markets Income Fund AMCIZ PRO-02 | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund: Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
12.31 Fidelity New Markets Income Fund AMCIZ PRO-02 | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund: Class C
On Class C shares redeemed less than one year after purchase.